Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Exposure to foreign currency risk
Financial liabilities	$ (26,225,000)	$ (21,512,000)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(1,087,000)	(1,300,000)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(25,138,000)	(20,212,000)
Currency risk | Euro
Exposure to foreign currency risk
Financial assets	26,979,000	25,446,000
Financial liabilities	(6,013,000)	(5,200,000)
Net exposure	20,966,000	20,246,000
Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	101,000	74,000
Net exposure	101,000	74,000
Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	552,000	48,000
Financial liabilities	(1,291,000)	(1,448,000)
Net exposure	(739,000)	(1,400,000)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	1,061,000	536,000
Financial liabilities	(74,000)	(87,000)
Net exposure	987,000	449,000
Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets		5,000
Financial liabilities		(12,000)
Net exposure		(7,000)
Currency risk | British pound sterling
Exposure to foreign currency risk
Financial liabilities	(42,000)	(26,000)
Net exposure	(42,000)	(26,000)
Currency risk | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(34,000)	(178,000)
Net exposure	(34,000)	(178,000)
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(831,000)	(945,000)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(256,000)	(355,000)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(5,182,000)	(4,255,000)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(1,035,000)	(1,093,000)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(74,000)	(87,000)
Currency risk | Trade and other payables | United Arab Emirates dirham
Exposure to foreign currency risk
Financial liabilities		(12,000)
Currency risk | Trade and other payables | British pound sterling
Exposure to foreign currency risk
Financial liabilities	(42,000)	(26,000)
Currency risk | Trade and other payables | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(34,000)	(178,000)
Loans receivable | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	156,000	212,000
Loans receivable | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	1,000	13,000
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	3,540,000	9,121,000
Trade and other receivables | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	8,000	7,000
Cash | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	23,283,000	16,113,000
Cash | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	101,000	74,000
Cash | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	551,000	35,000
Cash | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	$ 1,053,000	529,000
Cash | Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets		$ 5,000